Investment Strategy	Dec. 22, 2025
T. Rowe Price Global Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies throughout the world. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

The fund invests in companies across a broad range of industries in the U.S. and other developed markets and, to a lesser extent, emerging markets. Although the fund may invest in companies of any size, investments will generally be made in stocks of large- and mid-cap companies.

While the adviser invests with an awareness of the global economic landscape and the adviser’s outlook for certain industries and countries, the adviser’s stock selection is driven mainly by fundamental research focused on individual companies. The fund’s value approach relies on a global research team that searches for companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for long-term capital appreciation or dividend growth.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

●	low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company’s peers or its own historical norm;

●	low valuation relative to a company’s fundamentals;

●	companies that may benefit from restructuring activity or other turnaround opportunities;

●	a sound balance sheet and other positive financial characteristics; and

●	above-average dividend yield and/or the potential to grow dividends.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies throughout the world.
T. Rowe Price Institutional Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging markets. The fund relies on MSCI Inc., a third party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security and whether the country is considered an emerging market. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets are counted toward the fund’s 80% investment policy. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in common stocks of companies located (or with primary operations) in emerging markets (which may include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:

●	Asia: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

●	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

●	Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovakia, Slovenia, Türkiye, and Ukraine.

●	Africa and the Middle East: Bahrain, Botswana, Egypt, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects. The fund may, at times, invest significantly in Asia and specifically, China.

The fund may purchase the stocks of companies of any size.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging markets.